ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Ensysce Biosciences, Inc [Member]
Condensed Cash Flow Statements, Captions [Line Items]
SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2020	2019
Accrued research and development	$72,906	$1,141,727
Deferred grant revenue	159,047	279,808
Accrued scientific advisory board fees	60,032	58,794
Other accrued liabilities	52,807	11,331
Total accrued expenses and other liabilities	$344,792	$1,491,660